Business, Liquidity and Summary of Significant Accounting Policies (Details 2) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	16,136,052	2,601,799	17,279,052	30,296,919
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,548,106	1,316,106	1,316,106	1,084,106
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	7,037,946	1,285,693	7,037,946	21,212,813
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	7,550,000		8,925,000	8,000,000